JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 100.7%
Aerospace & Defense — 1.0%
Northrop Grumman Corp.	15	6,810
Raytheon Technologies Corp.	162	16,030
Textron, Inc.	78	5,828

		28,668

Air Freight & Logistics — 1.2%
FedEx Corp.	39	9,085
United Parcel Service, Inc., Class B	113	24,323

		33,408

Airlines — 0.2%
Southwest Airlines Co. *	110	5,060

Auto Components — 0.2%
Aptiv plc *	20	2,408
Magna International, Inc. (Canada)	65	4,201

		6,609

Automobiles — 2.5%
General Motors Co. *	117	5,123
Rivian Automotive, Inc., Class A *	22	1,098
Tesla, Inc. * (a)	58	62,770

		68,991

Banks — 3.7%
Bank of America Corp.	456	18,796
Citigroup, Inc.	207	11,029
Fifth Third Bancorp	162	6,953
Regions Financial Corp.	333	7,410
SVB Financial Group *	7	4,076
Truist Financial Corp.	173	9,818
US Bancorp	347	18,432
Wells Fargo & Co.	535	25,918

		102,432

Beverages — 1.6%
Coca-Cola Co. (The)	525	32,559
Constellation Brands, Inc., Class A	42	9,706
PepsiCo, Inc.	20	3,408

		45,673

Biotechnology — 2.7%
AbbVie, Inc.	230	37,345
Biogen, Inc. *	23	4,860
BioMarin Pharmaceutical, Inc. *	17	1,330
Moderna, Inc. *	11	1,894
Neurocrine Biosciences, Inc. *	18	1,650
Regeneron Pharmaceuticals, Inc. *	20	14,041
Vertex Pharmaceuticals, Inc. *	53	13,783

		74,903

Building Products — 0.7%
Masco Corp.	104	5,297
Trane Technologies plc	99	15,048

		20,345

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	32	10,663
Intercontinental Exchange, Inc.	68	8,990
Morgan Stanley	133	11,585
S&P Global, Inc.	54	22,263
State Street Corp.	184	16,055
T. Rowe Price Group, Inc.	76	11,550

		81,106

Chemicals — 1.8%
Air Products and Chemicals, Inc.	17	4,182
Celanese Corp.	25	3,613
DuPont de Nemours, Inc.	71	5,202
Eastman Chemical Co.	82	9,204
Linde plc (United Kingdom)	62	19,881
PPG Industries, Inc.	72	9,451

		51,533

Commercial Services & Supplies — 0.1%
Cintas Corp.	8	3,230

Communications Equipment — 0.1%
Motorola Solutions, Inc.	10	2,520

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	13	5,063

Consumer Finance — 0.6%
American Express Co.	46	8,532
Capital One Financial Corp.	62	8,082

		16,614

Containers & Packaging — 0.2%
Avery Dennison Corp.	24	4,246

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B * (a)	128	45,250
Voya Financial, Inc.	36	2,372

		47,622

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	174	8,845

Electric Utilities — 2.0%
Edison International	83	5,813
Evergy, Inc.	59	4,041
Exelon Corp.	300	14,274
FirstEnergy Corp.	196	8,969
NextEra Energy, Inc.	270	22,845

		55,942

Electrical Equipment — 0.6%
Eaton Corp. plc	104	15,799

Energy Equipment & Services — 0.1%
Baker Hughes Co.	71	2,571

Entertainment — 0.7%
Netflix, Inc. *	37	13,920
Walt Disney Co. (The) *	36	4,912

		18,832

Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	51	8,536
Equinix, Inc.	11	8,252
Equity LifeStyle Properties, Inc.	69	5,244
Host Hotels & Resorts, Inc.	142	2,751
Kimco Realty Corp.	190	4,705
Prologis, Inc.	134	21,570
SBA Communications Corp.	14	4,956
Sun Communities, Inc.	40	6,960
UDR, Inc.	21	1,218
Ventas, Inc.	147	9,073

		73,265

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	20	11,274

Food Products — 0.5%
Mondelez International, Inc., Class A	225	14,121

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	145	17,162
ABIOMED, Inc. *	3	1,067
Baxter International, Inc.	126	9,781
Boston Scientific Corp. *	254	11,249
Dexcom, Inc. *	7	3,481
Intuitive Surgical, Inc. *	30	8,984
Medtronic plc	135	14,946
Zimmer Biomet Holdings, Inc.	79	10,107

		76,777

Health Care Providers & Services — 3.2%
Anthem, Inc.	42	20,434
Centene Corp. *	156	13,139
Humana, Inc.	13	5,611
McKesson Corp.	20	6,258
UnitedHealth Group, Inc. (a)	85	43,458

		88,900

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc. *	5	11,157
Chipotle Mexican Grill, Inc. *	2	3,411
Expedia Group, Inc. *	38	7,518
Hilton Worldwide Holdings, Inc. *	55	8,327
McDonald’s Corp.	106	26,288
Royal Caribbean Cruises Ltd. *	16	1,331
Yum! Brands, Inc.	22	2,638

		60,670

Household Durables — 0.5%
DR Horton, Inc.	10	752
Lennar Corp., Class A	119	9,658
PulteGroup, Inc.	12	506
Toll Brothers, Inc.	57	2,685

		13,601

Household Products — 1.5%
Kimberly-Clark Corp.	65	8,008
Procter & Gamble Co. (The)(a)	227	34,705

		42,713

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	50	9,745

Insurance — 2.2%
Arthur J Gallagher & Co.	52	9,096
Chubb Ltd.	39	8,265
Hartford Financial Services Group, Inc. (The)	174	12,520
Progressive Corp. (The)	181	20,625
Prudential Financial, Inc.	55	6,548
Travelers Cos., Inc. (The)	18	3,290

		60,344

Interactive Media & Services — 6.4%
Alphabet, Inc., Class A *	28	78,418
Alphabet, Inc., Class C *	22	60,077
Meta Platforms, Inc., Class A * (a)	177	39,309
ZoomInfo Technologies, Inc., Class A *	71	4,235

		182,039

Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc. * (a)	36	116,214

IT Services - 4.6%
Accenture plc, Class A	80	26,850
Affirm Holdings, Inc. *	33	1,525
Automatic Data Processing, Inc.	48	10,823
FleetCor Technologies, Inc. *	33	8,139
International Business Machines Corp.	61	7,912
Mastercard, Inc., Class A(a)	106	37,883
Shopify, Inc., Class A (Canada) *	4	2,594
Visa, Inc., Class A	157	34,737

		130,463

Life Sciences Tools & Services — 1.7%
Danaher Corp.	34	10,054
Illumina, Inc. *	11	3,685
Thermo Fisher Scientific, Inc.	55	32,566

		46,305

Machinery — 2.6%
Deere & Co.	67	28,038
Dover Corp.	36	5,684
Ingersoll Rand, Inc.	81	4,096
Otis Worldwide Corp.	163	12,571
Parker-Hannifin Corp.	34	9,615
Stanley Black & Decker, Inc.	87	12,120

		72,124

Media — 1.3%
Charter Communications, Inc., Class A *	28	15,244
Comcast Corp., Class A	392	18,371
Fox Corp., Class A	17	670
Interpublic Group of Cos., Inc. (The)	29	1,044

		35,329

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	90	4,458
Nucor Corp.	22	3,220

		7,678

Multiline Retail — 0.1%
Dollar General Corp.	11	2,450

Multi-Utilities — 0.8%
Ameren Corp.	49	4,622
CenterPoint Energy, Inc.	415	12,708
DTE Energy Co.	40	5,353

		22,683

Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy, Inc.	35	4,808
Chevron Corp.	150	24,356
ConocoPhillips	298	29,846
Coterra Energy, Inc.	56	1,519
Diamondback Energy, Inc.	113	15,455
EOG Resources, Inc.	92	11,016
Phillips 66	22	1,868
Pioneer Natural Resources Co.	64	16,000
Williams Cos., Inc. (The)	39	1,290

		106,158

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	29	7,774

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	390	28,476
Eli Lilly & Co.	92	26,240
Johnson & Johnson(a)	146	25,818
Merck & Co., Inc.	105	8,601
Pfizer, Inc.	206	10,680

		99,815

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	40	3,517
Leidos Holdings, Inc.	84	9,103

		12,620

Road & Rail — 1.1%
Lyft, Inc., Class A *	78	2,991
Norfolk Southern Corp.	55	15,689
Uber Technologies, Inc. *	23	831
Union Pacific Corp.	43	11,701

		31,212

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. *	181	19,829
Analog Devices, Inc.	111	18,254
Applied Materials, Inc.	76	10,035
KLA Corp.	11	3,994
Lam Research Corp.	35	19,028
Microchip Technology, Inc.	91	6,820
Micron Technology, Inc.	81	6,304
NVIDIA Corp.(a)	164	44,725
NXP Semiconductors NV (China)	81	14,995
QUALCOMM, Inc.	51	7,859
Texas Instruments, Inc.	173	31,775

		183,618

Software — 8.9%
Ceridian HCM Holding, Inc. *	13	896
Fortinet, Inc. *	10	3,518
Intuit, Inc.	44	21,349
Microsoft Corp. (a)	632	195,002
Oracle Corp.	120	9,946
salesforce.com, Inc. *	44	9,260
Workday, Inc., Class A *	42	10,086

		250,057

Specialty Retail — 3.1%
AutoNation, Inc. *	17	1,643
AutoZone, Inc. *	3	5,600
Best Buy Co., Inc.	108	9,805
Burlington Stores, Inc. *	13	2,333
Home Depot, Inc. (The)	53	15,718
Lowe’s Cos., Inc.	127	25,726
O’Reilly Automotive, Inc. *	25	17,304
TJX Cos., Inc. (The)	135	8,178

		86,307

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.(a)	1,151	201,019
Seagate Technology Holdings plc	139	12,516

		213,535

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	137	18,485

Tobacco — 0.8%
Altria Group, Inc.	203	10,605
Philip Morris International, Inc.	115	10,796

		21,401

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	106	13,611

TOTAL COMMON STOCKS (Cost $2,698,512)		2,811,300

	No. of Contracts
OPTIONS PURCHASED — 1.1%
PUT OPTIONS PURCHASED — 1.1%
Index Funds — 1.1%
S&P 500 Index 5/31/2022 at USD 4,135.00, European Style Notional Amount: USD 2,829,241 Counterparty: Exchange-Traded* (Cost $82,739)	6,245	29,664

	Shares (000)
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(b)(c)(Cost $14,821)	14,821	14,821

Total Investments — 102.3% (Cost $2,796,072)		2,855,785
Liabilities in Excess of Other Assets — (2.3)%		(64,628)

Net Assets — 100.0%		2,791,157

Percentages indicated are based on net assets.

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

USD	United States Dollar
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	68	06/2022	USD	15,407	1,034

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange- Traded	6,245	USD 2,829,241	USD 4,570.00	5/31/2022	(70,912)

Written Put Options Contracts as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange- Traded	6,245	USD 2,829,241	USD 3,490.00	5/31/2022	(5,808)

Total Written Options Contracts (Premiums Received $78,680)						(76,720)

Abbreviations

USD	United States Dollar

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$2,855,785	$—	$—	$2,855,785

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,034	$—	$—	$1,034
Depreciation in Other Financial Instruments
Options Written(a)
Call Options Written	(70,912)	—	—	(70,912)
Put Options Written	(5,808)	—	—	(5,808)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(75,686)	$—	$—	$(75,686)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	$17,690	$1,788,550	$1,791,419	$—	$—	$14,821	14,821	$12	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2022.